Details of expenses and products by function - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Classes of employee benefits expense [abstract]
Wages and salaries	€ (4,722)	€ (3,770)	€ (3,562)
Share-based payments	(5,567)	(3,730)	(787)
Personnel expenses	(10,289)	(7,499)	€ (4,349)
Social contribution	€ 171	€ 308
Average headcount | employee	23	27	20